UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

August 31, 2008

1.806764.104

SDI-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.4%
	Principal Amount	Value
Convertible Bonds - 13.2%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.6%
Stewart Enterprises, Inc.:
3.375% 7/15/16 (f)	$ 2,250,000	$ 2,399,130
3.375% 7/15/16	3,600,000	3,838,608
		6,237,738
Media - 0.4%
Lamar Advertising Co. 2.875% 12/31/10	3,220,000	3,277,638
XM Satellite Radio, Inc. 7% 12/1/14 (f)	1,000,000	947,500
		4,225,138
TOTAL CONSUMER DISCRETIONARY		10,462,876
CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	1,000,000	1,124,400
Food & Staples Retailing - 1.2%
Nash-Finch Co. 1.6314% 3/15/35 (d)	7,070,000	3,294,761
Rite Aid Corp. 8.5% 5/15/15	900,000	637,560
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	10,310,000	8,741,917
		12,674,238
Food Products - 0.2%
Smithfield Foods, Inc. 4% 6/30/13	2,230,000	2,517,001
TOTAL CONSUMER STAPLES		16,315,639
ENERGY - 3.2%
Energy Equipment & Services - 0.5%
SESI LLC 1.5% 12/15/26 (d)(f)	1,640,000	1,940,284
Transocean, Inc. Series B, 1.5% 12/15/37	3,590,000	3,702,188
		5,642,472
Oil, Gas & Consumable Fuels - 2.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	2,480,000	4,860,022
Chesapeake Energy Corp. 2.5% 5/15/37	17,030,000	22,934,294
Peabody Energy Corp. 4.75% 12/15/66	1,570,000	2,005,047
		29,799,363
TOTAL ENERGY		35,441,835
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - 1.1%
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (f)	$ 2,600,000	$ 2,389,923
Real Estate Investment Trusts - 0.9%
Health Care REIT, Inc. 4.75% 12/1/26	2,910,000	3,363,669
Ventas, Inc. 3.875% 11/15/11 (f)	5,980,000	6,661,236
		10,024,905
TOTAL FINANCIALS		12,414,828
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.9%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,327,500
2.5% 12/15/36	350,000	407,313
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	4,000,000
3% 5/15/16	1,700,000	1,700,000
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	1,290,000	1,202,715
		9,637,528
Health Care Providers & Services - 1.0%
LifePoint Hospitals, Inc. 3.5% 5/15/14	12,130,000	10,719,453
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,790,000	4,620,464
TOTAL HEALTH CARE		24,977,445
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 3% 8/15/24	1,080,000	1,602,050
Construction & Engineering - 0.1%
Fluor Corp. 1.5% 2/15/24	550,000	1,582,580
Marine - 1.0%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	14,890,000	10,427,467
TOTAL INDUSTRIALS		13,612,097
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.7%
Finisar Corp. 2.5% 10/15/10	$ 4,660,000	$ 3,395,975
L-3 Communications Corp. 3% 8/1/35	3,700,000	4,366,000
		7,761,975
Computers & Peripherals - 0.1%
EMC Corp. 1.75% 12/1/13	930,000	1,081,432
Electronic Equipment & Instruments - 0.7%
Flextronics International Ltd. 1% 8/1/10	440,000	409,024
Itron, Inc. 2.5% 8/1/26	1,410,000	2,372,748
L-1 Identity Solutions, Inc. 3.75% 5/15/27	5,030,000	4,631,058
		7,412,830
IT Services - 1.1%
CACI International, Inc.:
2.125% 5/1/14 (f)	2,500,000	2,706,484
2.125% 5/1/14	8,930,000	9,667,562
		12,374,046
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 6% 5/1/15	1,300,000	737,360
ON Semiconductor Corp. 2.625% 12/15/26	2,730,000	3,057,327
		3,794,687
TOTAL INFORMATION TECHNOLOGY		32,424,970
TOTAL CONVERTIBLE BONDS		145,649,690
Nonconvertible Bonds - 1.2%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% 4/1/15	535,000	466,788
FINANCIALS - 0.9%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,280,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,447,724
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.:
3.4794% (g)	$ 1,000,000	$ 536,470
5.857% (g)	1,000,000	522,500
		4,786,694
Commercial Banks - 0.2%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,317,360
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	869,333
		2,186,693
Diversified Financial Services - 0.3%
Citigroup, Inc. 8.4% (g)	1,000,000	849,020
JPMorgan Chase & Co. 7.9% (g)	2,000,000	1,817,000
		2,666,020
TOTAL FINANCIALS		9,639,407
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,000,000	2,483,154
TOTAL NONCONVERTIBLE BONDS		12,589,349
TOTAL CORPORATE BONDS (Cost $153,988,127)		158,239,039
Common Stocks - 66.7%
	Shares
CONSUMER DISCRETIONARY - 5.9%
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	18,000	739,343
Fiat SpA	56,300	874,290
Renault SA	9,700	814,919
Winnebago Industries, Inc.	87,900	997,665
		3,426,217
Diversified Consumer Services - 0.7%
H&R Block, Inc.	54,500	1,391,930
Hillenbrand, Inc.	102,300	2,432,694
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Service Corp. International	246,100	$ 2,512,681
Stewart Enterprises, Inc. Class A	165,800	1,551,888
		7,889,193
Hotels, Restaurants & Leisure - 1.0%
Centerplate, Inc. unit	268,800	1,161,216
DineEquity, Inc.	44,210	878,011
Gaylord Entertainment Co. (a)	42,700	1,479,555
McDonald's Corp.	61,449	3,812,910
Starwood Hotels & Resorts Worldwide, Inc.	71,300	2,584,625
Vail Resorts, Inc. (a)	14,300	629,057
		10,545,374
Household Durables - 1.9%
Beazer Homes USA, Inc.	116,400	810,144
Black & Decker Corp.	31,800	2,011,350
Centex Corp.	136,300	2,210,786
D.R. Horton, Inc.	164,600	2,050,916
Ethan Allen Interiors, Inc.	46,000	1,248,440
KB Home	134,098	2,789,238
Lennar Corp. Class A	11,093	145,873
Newell Rubbermaid, Inc.	70,000	1,267,000
Pulte Homes, Inc.	179,300	2,601,643
Ryland Group, Inc.	98,400	2,280,912
Stanley Furniture Co., Inc.	6,966	57,470
The Stanley Works	29,610	1,419,800
Whirlpool Corp.	22,486	1,829,461
		20,723,033
Leisure Equipment & Products - 0.3%
Brunswick Corp.	94,100	1,297,639
Eastman Kodak Co.	139,300	2,255,267
		3,552,906
Media - 0.5%
E.W. Scripps Co. Class A	22,833	165,996
News Corp.:
Class A	63,600	900,576
Class B	8,400	120,624
Scripps Networks Interactive, Inc. Class A	68,500	2,845,490
Viacom, Inc. Class B (non-vtg.) (a)	30,665	904,004
		4,936,690
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Tuesday Morning Corp. (a)	97,785	$ 411,675
Specialty Retail - 0.9%
AutoZone, Inc. (a)	5,900	809,657
Best Buy Co., Inc.	15,000	671,550
MarineMax, Inc. (a)	34,300	271,656
OfficeMax, Inc.	91,600	1,121,184
Shoe Carnival, Inc. (a)	43,946	717,199
Staples, Inc.	60,500	1,464,100
The Children's Place Retail Stores, Inc. (a)	74,890	3,141,636
The Men's Wearhouse, Inc.	30,100	659,190
Williams-Sonoma, Inc.	81,300	1,438,197
		10,294,369
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	18,500	1,403,780
VF Corp.	16,200	1,283,850
		2,687,630
TOTAL CONSUMER DISCRETIONARY		64,467,087
CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Carlsberg AS:
Series A	1,800	159,330
Series B	3,475	308,620
Remy Cointreau SA	16,112	851,351
The Coca-Cola Co.	10,800	562,356
		1,881,657
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	58,700	2,148,420
Kroger Co.	56,600	1,563,292
SUPERVALU, Inc.	33,500	776,865
Wal-Mart Stores, Inc.	58,400	3,449,688
Winn-Dixie Stores, Inc. (a)	46,866	661,748
		8,600,013
Food Products - 0.8%
B&G Foods, Inc. unit	156,900	2,494,710
Bunge Ltd.	25,700	2,296,552
Cal-Maine Foods, Inc.	23,500	928,015
Cermaq ASA	95,300	922,564
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Lighthouse Caledonia ASA	17,850	$ 17,774
Marine Harvest ASA (a)	1,600,000	1,121,109
Tyson Foods, Inc. Class A	109,700	1,592,844
		9,373,568
Household Products - 0.1%
Energizer Holdings, Inc. (a)	9,900	840,906
Personal Products - 0.3%
Avon Products, Inc.	78,500	3,362,155
Shiseido Co. Ltd.	17,000	398,052
		3,760,207
Tobacco - 0.4%
Altria Group, Inc.	71,200	1,497,336
Philip Morris International, Inc.	59,700	3,205,890
		4,703,226
TOTAL CONSUMER STAPLES		29,159,577
ENERGY - 5.7%
Energy Equipment & Services - 0.7%
Halliburton Co.	55,335	2,431,420
Hercules Offshore, Inc. (a)	21,800	481,126
IHS, Inc. Class A (a)	4,200	269,472
Nabors Industries Ltd. (a)	35,655	1,269,318
National Oilwell Varco, Inc. (a)	38,361	2,828,357
		7,279,693
Oil, Gas & Consumable Fuels - 5.0%
Arch Coal, Inc.	10,000	542,400
Boardwalk Pipeline Partners, LP	25,650	630,221
BP PLC sponsored ADR	3,100	178,653
Cabot Oil & Gas Corp.	20,200	897,688
Canadian Natural Resources Ltd.	10,000	853,524
Chesapeake Energy Corp.	78,216	3,785,654
Chevron Corp.	129,600	11,187,072
ConocoPhillips	107,500	8,869,825
CONSOL Energy, Inc.	8,900	602,619
Dht Maritime, Inc.	119,300	1,062,963
El Paso Corp.	13,000	217,880
El Paso Pipeline Partners LP	7,800	144,066
Energy Transfer Equity LP	8,600	248,110
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	204,425	$ 16,356,044
Forest Oil Corp. (a)	18,698	1,064,290
Foundation Coal Holdings, Inc.	3,500	207,025
Nordic American Tanker Shipping Ltd.	12,100	425,678
Petrohawk Energy Corp. (a)	29,300	1,014,073
Plains Exploration & Production Co. (a)	18,500	997,150
Quicksilver Resources, Inc. (a)	23,600	570,884
Range Resources Corp.	20,109	933,460
SandRidge Energy, Inc.	6,200	217,000
Ship Finance International Ltd. (NY Shares)	46,600	1,296,878
Sunoco, Inc.	16,300	723,394
Teekay Corp.	22,050	784,098
Tesoro Corp.	7,400	137,270
Valero Energy Corp.	23,495	816,686
Western Gas Partners LP	14,200	216,834
		54,981,439
TOTAL ENERGY		62,261,132
FINANCIALS - 27.3%
Capital Markets - 2.4%
Bank of New York Mellon Corp.	93,239	3,227,002
Charles Schwab Corp.	72,800	1,746,472
FCStone Group, Inc. (a)	89,989	1,881,670
Fortress Investment Group LLC (e)	106,800	1,073,340
Franklin Resources, Inc.	6,500	679,250
Janus Capital Group, Inc.	66,500	1,793,505
Lehman Brothers Holdings, Inc.	194,300	3,126,287
Merrill Lynch & Co., Inc.	122,900	3,484,215
Morgan Stanley	84,100	3,433,803
State Street Corp.	52,800	3,572,976
T. Rowe Price Group, Inc.	46,999	2,789,861
		26,808,381
Commercial Banks - 2.6%
Associated Banc-Corp.	26,900	470,750
Boston Private Financial Holdings, Inc.	148,602	1,328,502
Fifth Third Bancorp	204,400	3,225,432
First Merchants Corp.	68,300	1,317,507
First Midwest Bancorp, Inc., Delaware	58,800	1,315,944
Huntington Bancshares, Inc.	157,100	1,149,972
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
IBERIABANK Corp.	36,200	$ 1,963,126
KeyCorp	98,200	1,179,382
SunTrust Banks, Inc.	28,800	1,206,432
Susquehanna Bancshares, Inc., Pennsylvania	29,700	474,606
UCBH Holdings, Inc.	62,700	366,795
Wachovia Corp.	241,500	3,837,435
Wells Fargo & Co.	259,300	7,849,011
Wilshire Bancorp, Inc.	213,700	2,899,909
Wintrust Financial Corp.	4,300	99,975
		28,684,778
Consumer Finance - 0.2%
Capital One Financial Corp.	31,694	1,398,973
Discover Financial Services	41,600	684,320
		2,083,293
Diversified Financial Services - 2.6%
Bank of America Corp.	400,069	12,458,149
CIT Group, Inc.	178,400	1,839,304
JPMorgan Chase & Co.	347,604	13,379,278
KKR Financial Holdings LLC	51,600	484,008
		28,160,739
Insurance - 2.7%
AFLAC, Inc.	45,000	2,551,500
American Equity Investment Life Holding Co.	6,066	55,747
American International Group, Inc.	181,300	3,896,137
Axis Capital Holdings Ltd.	85,218	2,848,838
Everest Re Group Ltd.	33,600	2,759,568
Hartford Financial Services Group, Inc.	25,900	1,633,772
MetLife, Inc.	41,600	2,254,720
National Financial Partners Corp. (e)	41,900	845,123
Old Republic International Corp.	123,800	1,353,134
Platinum Underwriters Holdings Ltd.	105,466	3,812,596
Principal Financial Group, Inc.	37,700	1,726,283
RenaissanceRe Holdings Ltd.	45,200	2,292,092
Transatlantic Holdings, Inc.	27,823	1,672,162
XL Capital Ltd. Class A	119,100	2,393,910
		30,095,582
Real Estate Investment Trusts - 15.1%
Alexandria Real Estate Equities, Inc.	43,400	4,674,614
American Campus Communities, Inc.	160,900	4,878,488
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.	179,800	$ 2,689,808
Apartment Investment & Management Co. Class A	161,739	5,732,030
AvalonBay Communities, Inc.	18,760	1,876,000
Boston Properties, Inc.	49,714	5,094,194
BRE Properties, Inc.	38,400	1,852,032
Camden Property Trust (SBI)	61,300	2,992,053
CapitalSource, Inc.	131,900	1,659,302
Cedar Shopping Centers, Inc.	85,200	1,116,120
Chimera Investment Corp.	129,600	822,960
Corporate Office Properties Trust (SBI)	117,800	4,605,980
DCT Industrial Trust, Inc.	252,551	1,884,030
Developers Diversified Realty Corp.	161,600	5,415,216
Digital Realty Trust, Inc.	100,700	4,619,109
Equity Residential (SBI)	84,780	3,577,716
Essex Property Trust, Inc.	13,200	1,549,020
General Growth Properties, Inc.	331,825	8,604,222
HCP, Inc.	85,300	3,089,566
Healthcare Realty Trust, Inc.	133,800	3,836,046
Highwoods Properties, Inc. (SBI)	195,800	7,101,666
Home Properties, Inc.	99,900	5,269,725
Host Hotels & Resorts, Inc.	66,045	944,444
Inland Real Estate Corp.	233,900	3,517,856
Kilroy Realty Corp.	56,000	2,802,800
Kimco Realty Corp.	75,038	2,786,911
LaSalle Hotel Properties (SBI)	152,200	3,967,854
Liberty Property Trust (SBI)	4,600	173,696
Pennsylvania Real Estate Investment Trust (SBI)	99,700	1,979,045
Plum Creek Timber Co., Inc.	51,100	2,535,582
Potlatch Corp.	64,930	3,031,582
ProLogis Trust	220,565	9,497,529
Public Storage	120,036	10,601,580
Rayonier, Inc.	45,720	2,056,943
Simon Property Group, Inc.	121,310	11,509,893
SL Green Realty Corp.	99,200	8,531,200
Tanger Factory Outlet Centers, Inc.	42,300	1,697,076
Taubman Centers, Inc.	14,500	703,830
U-Store-It Trust	138,900	1,736,250
UDR, Inc.	44,440	1,101,223
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	103,700	$ 4,710,054
Vornado Realty Trust	95,450	9,493,457
		166,318,702
Real Estate Management & Development - 0.7%
Brookfield Properties Corp.	93,500	1,935,450
CB Richard Ellis Group, Inc. Class A (a)	323,000	4,221,610
Jones Lang LaSalle, Inc.	24,600	1,225,080
Meruelo Maddux Properties, Inc. (a)	2,400	3,288
Norwegian Property ASA	118,800	446,880
		7,832,308
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	52,400	1,144,940
Fannie Mae	96,800	662,112
Freddie Mac	66,700	300,817
Hudson City Bancorp, Inc.	110,500	2,037,620
MGIC Investment Corp. (e)	62,400	524,784
New York Community Bancorp, Inc.	140,600	2,318,494
People's United Financial, Inc.	69,700	1,249,024
Washington Federal, Inc.	122,200	2,105,506
		10,343,297
TOTAL FINANCIALS		300,327,080
HEALTH CARE - 6.2%
Biotechnology - 0.4%
Amgen, Inc. (a)	18,100	1,137,585
Biogen Idec, Inc. (a)	20,900	1,064,437
Cubist Pharmaceuticals, Inc. (a)	36,300	799,689
Genentech, Inc. (a)	10,000	987,500
Theravance, Inc. (a)	27,500	374,825
		4,364,036
Health Care Equipment & Supplies - 1.4%
American Medical Systems Holdings, Inc. (a)	123,424	2,196,947
Baxter International, Inc.	54,800	3,713,248
Boston Scientific Corp. (a)	58,200	730,992
Covidien Ltd.	120,382	6,509,055
Hill-Rom Holdings, Inc.	35,900	1,074,846
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	20,300	$ 1,108,380
Stryker Corp.	9,300	624,867
		15,958,335
Health Care Providers & Services - 1.5%
Amedisys, Inc. (a)	48,007	2,554,933
Brookdale Senior Living, Inc.	69,927	1,541,890
Capital Senior Living Corp. (a)	10,500	82,635
Chemed Corp.	23,300	1,019,142
Community Health Systems, Inc. (a)	8,200	282,982
Emeritus Corp. (a)	125,501	2,788,632
HealthSouth Corp. (a)	67,698	1,217,887
Henry Schein, Inc. (a)	20,800	1,216,384
Patterson Companies, Inc. (a)	37,200	1,210,488
Pediatrix Medical Group, Inc. (a)	12,500	711,875
PSS World Medical, Inc. (a)	74,100	1,353,807
Tenet Healthcare Corp. (a)	173,100	1,043,793
Universal Health Services, Inc. Class B	18,300	1,130,574
		16,155,022
Health Care Technology - 0.1%
Cerner Corp. (a)	33,800	1,556,490
Life Sciences Tools & Services - 0.3%
Applied Biosystems, Inc.	42,500	1,550,825
Covance, Inc. (a)	10,400	981,136
Varian, Inc. (a)	13,057	649,063
		3,181,024
Pharmaceuticals - 2.5%
Johnson & Johnson	169,200	11,916,756
Pfizer, Inc.	552,700	10,562,097
Sepracor, Inc. (a)	90,548	1,666,083
Teva Pharmaceutical Industries Ltd. sponsored ADR	37,600	1,779,984
Wyeth	30,600	1,324,368
		27,249,288
TOTAL HEALTH CARE		68,464,195
INDUSTRIALS - 5.7%
Aerospace & Defense - 1.5%
General Dynamics Corp.	34,300	3,165,890
Heico Corp. Class A	55,061	1,585,757
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	58,700	$ 2,944,979
Lockheed Martin Corp.	25,400	2,957,576
Stanley, Inc. (a)	26,000	885,560
The Boeing Co.	13,300	871,948
United Technologies Corp.	60,400	3,961,636
		16,373,346
Air Freight & Logistics - 0.3%
FedEx Corp.	13,600	1,126,352
United Parcel Service, Inc. Class B	26,600	1,705,592
		2,831,944
Airlines - 0.2%
AirTran Holdings, Inc. (a)	66,221	158,930
Delta Air Lines, Inc. (a)	58,100	472,353
Northwest Airlines Corp. (a)	69,900	683,622
UAL Corp.	75,600	839,916
US Airways Group, Inc. (a)	42,500	360,825
		2,515,646
Building Products - 0.5%
Masco Corp.	102,100	1,946,026
Owens Corning (a)	137,500	3,326,125
		5,272,151
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. (a)	46,400	393,936
Allied Waste Industries, Inc. (a)	246,000	3,306,240
Avery Dennison Corp.	13,500	651,240
Consolidated Graphics, Inc. (a)	12,500	485,875
Copart, Inc. (a)	15,300	673,353
Equifax, Inc.	32,900	1,162,357
GeoEye, Inc. (a)	53,400	1,321,650
Manpower, Inc.	3,100	148,986
R.R. Donnelley & Sons Co.	40,400	1,126,352
The Brink's Co.	9,900	690,822
		9,960,811
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	14,900	477,098
Dycom Industries, Inc. (a)	35,600	570,668
Great Lakes Dredge & Dock Corp.	291,096	2,180,309
		3,228,075
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Acuity Brands, Inc.	14,300	$ 622,193
Cooper Industries Ltd. Class A	22,400	1,067,136
		1,689,329
Machinery - 0.7%
Colfax Corp.	10,300	253,277
Cummins, Inc.	40,200	2,619,432
Eaton Corp.	12,600	922,068
Ingersoll-Rand Co. Ltd. Class A	42,500	1,569,525
Navistar International Corp. (a)	10,300	571,650
Pentair, Inc.	62,137	2,283,535
		8,219,487
Marine - 0.2%
Genco Shipping & Trading Ltd.	19,400	1,217,156
Safe Bulkers, Inc.	34,500	656,880
		1,874,036
Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	45,000	2,745,044
Con-way, Inc.	21,763	1,068,563
J.B. Hunt Transport Services, Inc.	80,300	2,926,935
Knight Transportation, Inc.	73,900	1,322,071
Old Dominion Freight Lines, Inc. (a)	16,725	556,441
P.A.M. Transportation Services, Inc. (a)	36,863	542,992
		9,162,046
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc.:
Class A (a)	128,703	1,697,593
Class B (a)	17,800	231,222
		1,928,815
TOTAL INDUSTRIALS		63,055,686
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	80,600	1,938,430
Juniper Networks, Inc. (a)	70,300	1,806,710
Nokia Corp. sponsored ADR	86,200	2,169,654
Powerwave Technologies, Inc. (a)	48,400	244,420
		6,159,214
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.8%
International Business Machines Corp.	30,300	$ 3,688,419
NCR Corp. (a)	126,200	3,339,252
SanDisk Corp. (a)	125,215	1,810,609
		8,838,280
Electronic Equipment & Instruments - 2.4%
Agilent Technologies, Inc. (a)	26,200	910,712
Amphenol Corp. Class A	196,900	9,356,688
Arrow Electronics, Inc. (a)	90,200	2,993,738
Avnet, Inc. (a)	102,000	2,993,700
Cogent, Inc. (a)	102,700	1,129,700
Flextronics International Ltd. (a)	229,700	2,048,924
Ingram Micro, Inc. Class A (a)	205,550	3,886,951
Mellanox Technologies Ltd. (a)	95,600	1,158,672
Tyco Electronics Ltd.	53,525	1,761,508
		26,240,593
Internet Software & Services - 0.4%
eBay, Inc. (a)	64,600	1,610,478
VeriSign, Inc. (a)	83,900	2,682,283
		4,292,761
IT Services - 0.9%
Accenture Ltd. Class A	41,200	1,704,032
CACI International, Inc. Class A (a)	12,800	648,320
Fidelity National Information Services, Inc.	18,000	393,300
Lender Processing Services, Inc.	26,900	895,770
SRA International, Inc. Class A (a)	51,700	1,213,916
The Western Union Co.	47,500	1,311,950
Visa, Inc.	52,600	3,992,340
		10,159,628
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	110,300	1,976,576
ASML Holding NV (NY Shares)	53,000	1,253,450
Broadcom Corp. Class A (a)	83,500	2,009,010
Fairchild Semiconductor International, Inc. (a)	105,600	1,324,224
FormFactor, Inc. (a)	67,894	1,302,886
Hittite Microwave Corp. (a)	61,459	2,175,034
Infineon Technologies AG sponsored ADR (a)	76,100	647,611
Intersil Corp. Class A	46,400	1,087,152
Lam Research Corp. (a)	40,700	1,496,132
Maxim Integrated Products, Inc.	59,500	1,222,725
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc.	58,100	$ 1,859,781
Micron Technology, Inc. (a)	380,500	1,613,320
NEC Electronics Corp. (a)	42,200	1,068,746
NVIDIA Corp. (a)	151,200	1,911,168
ON Semiconductor Corp. (a)	379,300	3,591,971
Skyworks Solutions, Inc. (a)	92,800	900,160
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	86,333	838,293
Teradyne, Inc. (a)	19,000	177,270
Tower Semicondutor Ltd. (a)	549,300	400,989
Varian Semiconductor Equipment Associates, Inc. (a)	54,400	1,757,120
Xilinx, Inc.	28,200	732,636
		29,346,254
Software - 0.1%
Oracle Corp. (a)	38,400	842,112
Synchronoss Technologies, Inc. (a)	58,600	741,876
		1,583,988
TOTAL INFORMATION TECHNOLOGY		86,620,718
MATERIALS - 1.4%
Chemicals - 0.6%
Albemarle Corp.	67,056	2,664,805
Arkema	19,600	947,386
Celanese Corp. Class A	82,100	3,165,776
Nalco Holding Co.	900	20,583
Tronox, Inc. Class A	71,800	43,080
		6,841,630
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	60,277	2,688,354
Pactiv Corp. (a)	47,700	1,281,699
Rock-Tenn Co. Class A	20,000	733,600
		4,703,653
Metals & Mining - 0.4%
Alcoa, Inc.	15,900	510,867
Barrick Gold Corp.	13,300	462,767
Carpenter Technology Corp.	10,800	419,148
Freeport-McMoRan Copper & Gold, Inc. Class B	10,200	911,064
Goldcorp, Inc.	13,800	469,378
Kinross Gold Corp.	27,600	454,824
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	10,300	$ 464,530
United States Steel Corp.	500	66,535
		3,759,113
TOTAL MATERIALS		15,304,396
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	373,015	11,932,750
CenturyTel, Inc.	28,689	1,108,256
FairPoint Communications, Inc. (e)	3,637	32,187
Verizon Communications, Inc.	144,800	5,085,376
		18,158,569
UTILITIES - 2.4%
Electric Utilities - 1.1%
Entergy Corp.	16,800	1,736,952
Exelon Corp.	77,700	5,902,092
PPL Corp.	106,411	4,657,609
		12,296,653
Multi-Utilities - 1.3%
OGE Energy Corp.	42,200	1,422,140
Public Service Enterprise Group, Inc.	99,700	4,064,769
Sempra Energy	63,600	3,683,712
Wisconsin Energy Corp.	96,400	4,508,628
		13,679,249
TOTAL UTILITIES		25,975,902
TOTAL COMMON STOCKS (Cost $731,125,252)		733,794,342
Preferred Stocks - 16.9%

Convertible Preferred Stocks - 5.8%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	12,075
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	10,100	$ 207,050
Interpublic Group of Companies, Inc. 5.25%	1,200	1,012,912
		1,219,962
TOTAL CONSUMER DISCRETIONARY		1,232,037
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Archer Daniels Midland Co. 6.25%	20,700	725,742
Bunge Ltd. 5.125%	3,000	2,521,209
		3,246,951
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp. 4.50%	20,500	2,503,563
El Paso Corp. 4.99%	6,000	8,188,598
		10,692,161
FINANCIALS - 1.8%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	27,400	1,166,747
Commercial Banks - 0.7%
Huntington Bancshares, Inc. 8.50%	3,250	2,579,688
Wachovia Corp. 7.50%	5,923	4,863,375
		7,443,063
Diversified Financial Services - 0.9%
Bank of America Corp. Series L, 7.25%	7,347	6,667,403
Carriage Services Capital Trust 7.00% TIDES	45,000	1,473,750
CIT Group, Inc. Series C, 8.75%	26,600	1,409,800
		9,550,953
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	13,300	661,502
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	34,390	591,577
TOTAL FINANCIALS		19,413,842
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern 5.125%	1,000	$ 1,818,800
MATERIALS - 1.0%
Chemicals - 0.6%
Celanese Corp. 4.25%	132,600	6,578,286
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,582	4,971,512
TOTAL MATERIALS		11,549,798
UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc. 4.00% (f)	3,900	7,443,150
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	116,000	8,256,880
TOTAL UTILITIES		15,700,030
TOTAL CONVERTIBLE PREFERRED STOCKS		63,653,619
Nonconvertible Preferred Stocks - 11.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	832,800
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
H.J. Heinz Finance Co. 8.00% (f)	30	2,850,000
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,614,375
FINANCIALS - 6.4%
Capital Markets - 1.2%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,588,800
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	648,000
Series D, 4.00%	160,000	2,529,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	89,015	$ 1,359,259
Series C, 5.94%	40,000	1,100,000
Series D, 5.67%	34,900	986,274
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	277,700	3,324,069
Series H, 3.97%	70,000	744,800
Morgan Stanley Capital I Trust 6.60%	80,000	1,573,600
		13,854,402
Commercial Banks - 1.2%
ABN AMRO Capital Funding Trust V 5.90%	20,000	345,400
ABN Amro Capital Funding Trust VII 6.08%	40,400	723,160
Barclays Bank PLC Series 2	40,000	798,400
BNY Capital V 5.95%	115,000	2,369,000
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	1,500,000
Keycorp Capital IX 6.75%	40,000	604,000
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	712,400
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	554,000
6.50%	40,000	803,600
6.80%	160,000	3,416,000
USB Capital XII 6.30%	80,000	1,668,000
		13,493,960
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	48,000
Diversified Financial Services - 0.7%
Bank of America Corp.:
Series D, 6.204%	20,000	388,200
Series E, 4.00%	40,000	612,800
Series H, 8.20%	80,000	1,964,000
CIT Group, Inc. Series B, 5.189%	15,000	615,000
Deutsche Bank Capital Funding Trust VIII 6.375%	80,000	1,665,600
General Electric Capital Corp. 6.05%	80,000	2,006,400
		7,252,000
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	1,461,600
MetLife, Inc. Series A, 4.39%	40,000	681,600
		2,143,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Series V, 8.00%	79,000	$ 1,735,630
Hospitality Properties Trust:
Series B, 8.875%	125,000	2,562,500
Series C, 7.00%	100,000	1,575,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	474,000
Public Storage Series M, 6.625%	80,000	1,661,600
Vornado Realty Trust Series E, 7.00%	40,000	888,400
		8,897,130
Thrifts & Mortgage Finance - 2.3%
Countrywide Capital V 7.00%	80,000	1,220,000
Fannie Mae:
Series E, 5.10%	27,562	413,430
Series H, 5.81%	71,200	1,459,600
Series I, 5.375%	5,000	94,250
Series L, 5.125%	140,900	2,670,055
Series N, 5.50%	92,650	1,964,180
Series O, 7.00%	42,200	907,300
Series R, 7.65%	40,000	546,800
Series S, 8.25%	120,000	1,722,000
Series T, 8.25%	40,000	561,200
Freddie Mac:
5.30%	40,000	540,000
Series F, 5.00%	68,500	1,123,400
Series H, 5.10%	10,300	173,040
Series K, 5.79%	25,200	463,680
Series O, 5.81%	19,500	355,875
Series R, 5.70%	117,000	2,135,250
Series S, 4.00%	10,000	136,500
Series U, 5.90%	40,000	409,600
Series V, 5.57%	566,000	5,377,000
Series W, 5.66%	161,600	1,502,880
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,280,000
		25,056,040
TOTAL FINANCIALS		70,744,732
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	787,149
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
MATERIALS - continued
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	$ 435,840
TOTAL MATERIALS		1,222,989
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.375%	281,800	7,160,538
UTILITIES - 3.4%
Electric Utilities - 3.0%
Alabama Power Co.:
4.60%	2,000	142,000
5.20%	120,000	2,596,800
5.30%	88,600	1,949,200
5.625%	80,000	1,680,000
6.45%	80,000	1,860,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	965,000
Duquesne Light Co. 6.50%	106,050	4,242,000
FPL Group Capital Trust I 5.875%	20,000	479,600
FPL Group Capital, Inc. Series E, 7.45%	80,000	2,089,600
Mid-American Energy Co. 4.40%	5,000	325,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	350,675
Series B, 5.50%	61,900	1,470,125
Series D 5.00%	69,200	1,435,900
PPL Electric Utilities Corp. 6.25%	230,000	5,290,000
Southern California Edison Co.:
4.78%	46,500	932,325
6.125%	35,000	3,150,000
Series B, 4.08%	27,271	484,060
Series C:
4.24%	94,600	1,712,260
6.00%	20,000	1,560,000
Series D, 4.32%	15,000	280,500
		32,995,045
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	291,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	$ 2,456,574
San Diego Gas & Electric Co. 1.70%	67,548	1,768,913
		4,225,487
TOTAL UTILITIES		37,511,532
TOTAL NONCONVERTIBLE PREFERRED STOCKS		122,936,966
TOTAL PREFERRED STOCKS (Cost $241,444,643)		186,590,585
Investment Companies - 0.2%

Ares Capital Corp. (Cost $2,370,235)	144,312	1,744,732
Preferred Securities - 0.2%
	Principal Amount
FINANCIALS - 0.2%
Commercial Banks - 0.2%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	1,991,440
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	1,000,000	692,474
		2,683,914
TOTAL PREFERRED SECURITIES (Cost $4,000,000)		2,683,914
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	14,449,389	14,449,389
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	2,776,286	2,776,286
TOTAL MONEY MARKET FUNDS (Cost $17,225,675)		17,225,675
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.01%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $47,000)	$ 47,011	$ 47,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,150,200,932)		1,100,325,287
NET OTHER ASSETS - 0.0%		251,282
NET ASSETS - 100%		$ 1,100,576,569
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,786,829 or 4.4% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$47,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 7,482
Banc of America Securities LLC	9,580
Deutsche Bank Securities, Inc.	20,358
ING Financial Markets LLC	4,790
J.P. Morgan Securities, Inc.	4,790
$ 47,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 473,965
Fidelity Securities Lending Cash Central Fund	161,766
Total	$ 635,731
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,100,325,287	$ 844,926,249	$ 255,399,038	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,085,056
Total Realized Gain (Loss)	391,743
Total Unrealized Gain (Loss)	(333,463)
Cost of Purchases	-
Proceeds of Sales	(1,143,336)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,171,240,574. Net unrealized depreciation aggregated $70,915,287, of which $103,023,551 related to appreciated investment securities and $173,938,838 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.805772.104

ASDI-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.4%
	Principal Amount	Value
Convertible Bonds - 13.2%
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.6%
Stewart Enterprises, Inc.:
3.375% 7/15/16 (f)	$ 2,250,000	$ 2,399,130
3.375% 7/15/16	3,600,000	3,838,608
		6,237,738
Media - 0.4%
Lamar Advertising Co. 2.875% 12/31/10	3,220,000	3,277,638
XM Satellite Radio, Inc. 7% 12/1/14 (f)	1,000,000	947,500
		4,225,138
TOTAL CONSUMER DISCRETIONARY		10,462,876
CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	1,000,000	1,124,400
Food & Staples Retailing - 1.2%
Nash-Finch Co. 1.6314% 3/15/35 (d)	7,070,000	3,294,761
Rite Aid Corp. 8.5% 5/15/15	900,000	637,560
The Great Atlantic & Pacific Tea Co. 5.125% 6/15/11	10,310,000	8,741,917
		12,674,238
Food Products - 0.2%
Smithfield Foods, Inc. 4% 6/30/13	2,230,000	2,517,001
TOTAL CONSUMER STAPLES		16,315,639
ENERGY - 3.2%
Energy Equipment & Services - 0.5%
SESI LLC 1.5% 12/15/26 (d)(f)	1,640,000	1,940,284
Transocean, Inc. Series B, 1.5% 12/15/37	3,590,000	3,702,188
		5,642,472
Oil, Gas & Consumable Fuels - 2.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	2,480,000	4,860,022
Chesapeake Energy Corp. 2.5% 5/15/37	17,030,000	22,934,294
Peabody Energy Corp. 4.75% 12/15/66	1,570,000	2,005,047
		29,799,363
TOTAL ENERGY		35,441,835
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - 1.1%
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13 (f)	$ 2,600,000	$ 2,389,923
Real Estate Investment Trusts - 0.9%
Health Care REIT, Inc. 4.75% 12/1/26	2,910,000	3,363,669
Ventas, Inc. 3.875% 11/15/11 (f)	5,980,000	6,661,236
		10,024,905
TOTAL FINANCIALS		12,414,828
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.9%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,327,500
2.5% 12/15/36	350,000	407,313
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	4,000,000
3% 5/15/16	1,700,000	1,700,000
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	1,290,000	1,202,715
		9,637,528
Health Care Providers & Services - 1.0%
LifePoint Hospitals, Inc. 3.5% 5/15/14	12,130,000	10,719,453
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc. 2.5% 10/1/23	1,790,000	4,620,464
TOTAL HEALTH CARE		24,977,445
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 3% 8/15/24	1,080,000	1,602,050
Construction & Engineering - 0.1%
Fluor Corp. 1.5% 2/15/24	550,000	1,582,580
Marine - 1.0%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (f)	14,890,000	10,427,467
TOTAL INDUSTRIALS		13,612,097
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.7%
Finisar Corp. 2.5% 10/15/10	$ 4,660,000	$ 3,395,975
L-3 Communications Corp. 3% 8/1/35	3,700,000	4,366,000
		7,761,975
Computers & Peripherals - 0.1%
EMC Corp. 1.75% 12/1/13	930,000	1,081,432
Electronic Equipment & Instruments - 0.7%
Flextronics International Ltd. 1% 8/1/10	440,000	409,024
Itron, Inc. 2.5% 8/1/26	1,410,000	2,372,748
L-1 Identity Solutions, Inc. 3.75% 5/15/27	5,030,000	4,631,058
		7,412,830
IT Services - 1.1%
CACI International, Inc.:
2.125% 5/1/14 (f)	2,500,000	2,706,484
2.125% 5/1/14	8,930,000	9,667,562
		12,374,046
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 6% 5/1/15	1,300,000	737,360
ON Semiconductor Corp. 2.625% 12/15/26	2,730,000	3,057,327
		3,794,687
TOTAL INFORMATION TECHNOLOGY		32,424,970
TOTAL CONVERTIBLE BONDS		145,649,690
Nonconvertible Bonds - 1.2%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% 4/1/15	535,000	466,788
FINANCIALS - 0.9%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,280,000
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,447,724
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.:
3.4794% (g)	$ 1,000,000	$ 536,470
5.857% (g)	1,000,000	522,500
		4,786,694
Commercial Banks - 0.2%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,317,360
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	869,333
		2,186,693
Diversified Financial Services - 0.3%
Citigroup, Inc. 8.4% (g)	1,000,000	849,020
JPMorgan Chase & Co. 7.9% (g)	2,000,000	1,817,000
		2,666,020
TOTAL FINANCIALS		9,639,407
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,000,000	2,483,154
TOTAL NONCONVERTIBLE BONDS		12,589,349
TOTAL CORPORATE BONDS (Cost $153,988,127)		158,239,039
Common Stocks - 66.7%
	Shares
CONSUMER DISCRETIONARY - 5.9%
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	18,000	739,343
Fiat SpA	56,300	874,290
Renault SA	9,700	814,919
Winnebago Industries, Inc.	87,900	997,665
		3,426,217
Diversified Consumer Services - 0.7%
H&R Block, Inc.	54,500	1,391,930
Hillenbrand, Inc.	102,300	2,432,694
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Service Corp. International	246,100	$ 2,512,681
Stewart Enterprises, Inc. Class A	165,800	1,551,888
		7,889,193
Hotels, Restaurants & Leisure - 1.0%
Centerplate, Inc. unit	268,800	1,161,216
DineEquity, Inc.	44,210	878,011
Gaylord Entertainment Co. (a)	42,700	1,479,555
McDonald's Corp.	61,449	3,812,910
Starwood Hotels & Resorts Worldwide, Inc.	71,300	2,584,625
Vail Resorts, Inc. (a)	14,300	629,057
		10,545,374
Household Durables - 1.9%
Beazer Homes USA, Inc.	116,400	810,144
Black & Decker Corp.	31,800	2,011,350
Centex Corp.	136,300	2,210,786
D.R. Horton, Inc.	164,600	2,050,916
Ethan Allen Interiors, Inc.	46,000	1,248,440
KB Home	134,098	2,789,238
Lennar Corp. Class A	11,093	145,873
Newell Rubbermaid, Inc.	70,000	1,267,000
Pulte Homes, Inc.	179,300	2,601,643
Ryland Group, Inc.	98,400	2,280,912
Stanley Furniture Co., Inc.	6,966	57,470
The Stanley Works	29,610	1,419,800
Whirlpool Corp.	22,486	1,829,461
		20,723,033
Leisure Equipment & Products - 0.3%
Brunswick Corp.	94,100	1,297,639
Eastman Kodak Co.	139,300	2,255,267
		3,552,906
Media - 0.5%
E.W. Scripps Co. Class A	22,833	165,996
News Corp.:
Class A	63,600	900,576
Class B	8,400	120,624
Scripps Networks Interactive, Inc. Class A	68,500	2,845,490
Viacom, Inc. Class B (non-vtg.) (a)	30,665	904,004
		4,936,690
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Tuesday Morning Corp. (a)	97,785	$ 411,675
Specialty Retail - 0.9%
AutoZone, Inc. (a)	5,900	809,657
Best Buy Co., Inc.	15,000	671,550
MarineMax, Inc. (a)	34,300	271,656
OfficeMax, Inc.	91,600	1,121,184
Shoe Carnival, Inc. (a)	43,946	717,199
Staples, Inc.	60,500	1,464,100
The Children's Place Retail Stores, Inc. (a)	74,890	3,141,636
The Men's Wearhouse, Inc.	30,100	659,190
Williams-Sonoma, Inc.	81,300	1,438,197
		10,294,369
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	18,500	1,403,780
VF Corp.	16,200	1,283,850
		2,687,630
TOTAL CONSUMER DISCRETIONARY		64,467,087
CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Carlsberg AS:
Series A	1,800	159,330
Series B	3,475	308,620
Remy Cointreau SA	16,112	851,351
The Coca-Cola Co.	10,800	562,356
		1,881,657
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	58,700	2,148,420
Kroger Co.	56,600	1,563,292
SUPERVALU, Inc.	33,500	776,865
Wal-Mart Stores, Inc.	58,400	3,449,688
Winn-Dixie Stores, Inc. (a)	46,866	661,748
		8,600,013
Food Products - 0.8%
B&G Foods, Inc. unit	156,900	2,494,710
Bunge Ltd.	25,700	2,296,552
Cal-Maine Foods, Inc.	23,500	928,015
Cermaq ASA	95,300	922,564
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Lighthouse Caledonia ASA	17,850	$ 17,774
Marine Harvest ASA (a)	1,600,000	1,121,109
Tyson Foods, Inc. Class A	109,700	1,592,844
		9,373,568
Household Products - 0.1%
Energizer Holdings, Inc. (a)	9,900	840,906
Personal Products - 0.3%
Avon Products, Inc.	78,500	3,362,155
Shiseido Co. Ltd.	17,000	398,052
		3,760,207
Tobacco - 0.4%
Altria Group, Inc.	71,200	1,497,336
Philip Morris International, Inc.	59,700	3,205,890
		4,703,226
TOTAL CONSUMER STAPLES		29,159,577
ENERGY - 5.7%
Energy Equipment & Services - 0.7%
Halliburton Co.	55,335	2,431,420
Hercules Offshore, Inc. (a)	21,800	481,126
IHS, Inc. Class A (a)	4,200	269,472
Nabors Industries Ltd. (a)	35,655	1,269,318
National Oilwell Varco, Inc. (a)	38,361	2,828,357
		7,279,693
Oil, Gas & Consumable Fuels - 5.0%
Arch Coal, Inc.	10,000	542,400
Boardwalk Pipeline Partners, LP	25,650	630,221
BP PLC sponsored ADR	3,100	178,653
Cabot Oil & Gas Corp.	20,200	897,688
Canadian Natural Resources Ltd.	10,000	853,524
Chesapeake Energy Corp.	78,216	3,785,654
Chevron Corp.	129,600	11,187,072
ConocoPhillips	107,500	8,869,825
CONSOL Energy, Inc.	8,900	602,619
Dht Maritime, Inc.	119,300	1,062,963
El Paso Corp.	13,000	217,880
El Paso Pipeline Partners LP	7,800	144,066
Energy Transfer Equity LP	8,600	248,110
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	204,425	$ 16,356,044
Forest Oil Corp. (a)	18,698	1,064,290
Foundation Coal Holdings, Inc.	3,500	207,025
Nordic American Tanker Shipping Ltd.	12,100	425,678
Petrohawk Energy Corp. (a)	29,300	1,014,073
Plains Exploration & Production Co. (a)	18,500	997,150
Quicksilver Resources, Inc. (a)	23,600	570,884
Range Resources Corp.	20,109	933,460
SandRidge Energy, Inc.	6,200	217,000
Ship Finance International Ltd. (NY Shares)	46,600	1,296,878
Sunoco, Inc.	16,300	723,394
Teekay Corp.	22,050	784,098
Tesoro Corp.	7,400	137,270
Valero Energy Corp.	23,495	816,686
Western Gas Partners LP	14,200	216,834
		54,981,439
TOTAL ENERGY		62,261,132
FINANCIALS - 27.3%
Capital Markets - 2.4%
Bank of New York Mellon Corp.	93,239	3,227,002
Charles Schwab Corp.	72,800	1,746,472
FCStone Group, Inc. (a)	89,989	1,881,670
Fortress Investment Group LLC (e)	106,800	1,073,340
Franklin Resources, Inc.	6,500	679,250
Janus Capital Group, Inc.	66,500	1,793,505
Lehman Brothers Holdings, Inc.	194,300	3,126,287
Merrill Lynch & Co., Inc.	122,900	3,484,215
Morgan Stanley	84,100	3,433,803
State Street Corp.	52,800	3,572,976
T. Rowe Price Group, Inc.	46,999	2,789,861
		26,808,381
Commercial Banks - 2.6%
Associated Banc-Corp.	26,900	470,750
Boston Private Financial Holdings, Inc.	148,602	1,328,502
Fifth Third Bancorp	204,400	3,225,432
First Merchants Corp.	68,300	1,317,507
First Midwest Bancorp, Inc., Delaware	58,800	1,315,944
Huntington Bancshares, Inc.	157,100	1,149,972
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
IBERIABANK Corp.	36,200	$ 1,963,126
KeyCorp	98,200	1,179,382
SunTrust Banks, Inc.	28,800	1,206,432
Susquehanna Bancshares, Inc., Pennsylvania	29,700	474,606
UCBH Holdings, Inc.	62,700	366,795
Wachovia Corp.	241,500	3,837,435
Wells Fargo & Co.	259,300	7,849,011
Wilshire Bancorp, Inc.	213,700	2,899,909
Wintrust Financial Corp.	4,300	99,975
		28,684,778
Consumer Finance - 0.2%
Capital One Financial Corp.	31,694	1,398,973
Discover Financial Services	41,600	684,320
		2,083,293
Diversified Financial Services - 2.6%
Bank of America Corp.	400,069	12,458,149
CIT Group, Inc.	178,400	1,839,304
JPMorgan Chase & Co.	347,604	13,379,278
KKR Financial Holdings LLC	51,600	484,008
		28,160,739
Insurance - 2.7%
AFLAC, Inc.	45,000	2,551,500
American Equity Investment Life Holding Co.	6,066	55,747
American International Group, Inc.	181,300	3,896,137
Axis Capital Holdings Ltd.	85,218	2,848,838
Everest Re Group Ltd.	33,600	2,759,568
Hartford Financial Services Group, Inc.	25,900	1,633,772
MetLife, Inc.	41,600	2,254,720
National Financial Partners Corp. (e)	41,900	845,123
Old Republic International Corp.	123,800	1,353,134
Platinum Underwriters Holdings Ltd.	105,466	3,812,596
Principal Financial Group, Inc.	37,700	1,726,283
RenaissanceRe Holdings Ltd.	45,200	2,292,092
Transatlantic Holdings, Inc.	27,823	1,672,162
XL Capital Ltd. Class A	119,100	2,393,910
		30,095,582
Real Estate Investment Trusts - 15.1%
Alexandria Real Estate Equities, Inc.	43,400	4,674,614
American Campus Communities, Inc.	160,900	4,878,488
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc.	179,800	$ 2,689,808
Apartment Investment & Management Co. Class A	161,739	5,732,030
AvalonBay Communities, Inc.	18,760	1,876,000
Boston Properties, Inc.	49,714	5,094,194
BRE Properties, Inc.	38,400	1,852,032
Camden Property Trust (SBI)	61,300	2,992,053
CapitalSource, Inc.	131,900	1,659,302
Cedar Shopping Centers, Inc.	85,200	1,116,120
Chimera Investment Corp.	129,600	822,960
Corporate Office Properties Trust (SBI)	117,800	4,605,980
DCT Industrial Trust, Inc.	252,551	1,884,030
Developers Diversified Realty Corp.	161,600	5,415,216
Digital Realty Trust, Inc.	100,700	4,619,109
Equity Residential (SBI)	84,780	3,577,716
Essex Property Trust, Inc.	13,200	1,549,020
General Growth Properties, Inc.	331,825	8,604,222
HCP, Inc.	85,300	3,089,566
Healthcare Realty Trust, Inc.	133,800	3,836,046
Highwoods Properties, Inc. (SBI)	195,800	7,101,666
Home Properties, Inc.	99,900	5,269,725
Host Hotels & Resorts, Inc.	66,045	944,444
Inland Real Estate Corp.	233,900	3,517,856
Kilroy Realty Corp.	56,000	2,802,800
Kimco Realty Corp.	75,038	2,786,911
LaSalle Hotel Properties (SBI)	152,200	3,967,854
Liberty Property Trust (SBI)	4,600	173,696
Pennsylvania Real Estate Investment Trust (SBI)	99,700	1,979,045
Plum Creek Timber Co., Inc.	51,100	2,535,582
Potlatch Corp.	64,930	3,031,582
ProLogis Trust	220,565	9,497,529
Public Storage	120,036	10,601,580
Rayonier, Inc.	45,720	2,056,943
Simon Property Group, Inc.	121,310	11,509,893
SL Green Realty Corp.	99,200	8,531,200
Tanger Factory Outlet Centers, Inc.	42,300	1,697,076
Taubman Centers, Inc.	14,500	703,830
U-Store-It Trust	138,900	1,736,250
UDR, Inc.	44,440	1,101,223
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas, Inc.	103,700	$ 4,710,054
Vornado Realty Trust	95,450	9,493,457
		166,318,702
Real Estate Management & Development - 0.7%
Brookfield Properties Corp.	93,500	1,935,450
CB Richard Ellis Group, Inc. Class A (a)	323,000	4,221,610
Jones Lang LaSalle, Inc.	24,600	1,225,080
Meruelo Maddux Properties, Inc. (a)	2,400	3,288
Norwegian Property ASA	118,800	446,880
		7,832,308
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	52,400	1,144,940
Fannie Mae	96,800	662,112
Freddie Mac	66,700	300,817
Hudson City Bancorp, Inc.	110,500	2,037,620
MGIC Investment Corp. (e)	62,400	524,784
New York Community Bancorp, Inc.	140,600	2,318,494
People's United Financial, Inc.	69,700	1,249,024
Washington Federal, Inc.	122,200	2,105,506
		10,343,297
TOTAL FINANCIALS		300,327,080
HEALTH CARE - 6.2%
Biotechnology - 0.4%
Amgen, Inc. (a)	18,100	1,137,585
Biogen Idec, Inc. (a)	20,900	1,064,437
Cubist Pharmaceuticals, Inc. (a)	36,300	799,689
Genentech, Inc. (a)	10,000	987,500
Theravance, Inc. (a)	27,500	374,825
		4,364,036
Health Care Equipment & Supplies - 1.4%
American Medical Systems Holdings, Inc. (a)	123,424	2,196,947
Baxter International, Inc.	54,800	3,713,248
Boston Scientific Corp. (a)	58,200	730,992
Covidien Ltd.	120,382	6,509,055
Hill-Rom Holdings, Inc.	35,900	1,074,846
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	20,300	$ 1,108,380
Stryker Corp.	9,300	624,867
		15,958,335
Health Care Providers & Services - 1.5%
Amedisys, Inc. (a)	48,007	2,554,933
Brookdale Senior Living, Inc.	69,927	1,541,890
Capital Senior Living Corp. (a)	10,500	82,635
Chemed Corp.	23,300	1,019,142
Community Health Systems, Inc. (a)	8,200	282,982
Emeritus Corp. (a)	125,501	2,788,632
HealthSouth Corp. (a)	67,698	1,217,887
Henry Schein, Inc. (a)	20,800	1,216,384
Patterson Companies, Inc. (a)	37,200	1,210,488
Pediatrix Medical Group, Inc. (a)	12,500	711,875
PSS World Medical, Inc. (a)	74,100	1,353,807
Tenet Healthcare Corp. (a)	173,100	1,043,793
Universal Health Services, Inc. Class B	18,300	1,130,574
		16,155,022
Health Care Technology - 0.1%
Cerner Corp. (a)	33,800	1,556,490
Life Sciences Tools & Services - 0.3%
Applied Biosystems, Inc.	42,500	1,550,825
Covance, Inc. (a)	10,400	981,136
Varian, Inc. (a)	13,057	649,063
		3,181,024
Pharmaceuticals - 2.5%
Johnson & Johnson	169,200	11,916,756
Pfizer, Inc.	552,700	10,562,097
Sepracor, Inc. (a)	90,548	1,666,083
Teva Pharmaceutical Industries Ltd. sponsored ADR	37,600	1,779,984
Wyeth	30,600	1,324,368
		27,249,288
TOTAL HEALTH CARE		68,464,195
INDUSTRIALS - 5.7%
Aerospace & Defense - 1.5%
General Dynamics Corp.	34,300	3,165,890
Heico Corp. Class A	55,061	1,585,757
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	58,700	$ 2,944,979
Lockheed Martin Corp.	25,400	2,957,576
Stanley, Inc. (a)	26,000	885,560
The Boeing Co.	13,300	871,948
United Technologies Corp.	60,400	3,961,636
		16,373,346
Air Freight & Logistics - 0.3%
FedEx Corp.	13,600	1,126,352
United Parcel Service, Inc. Class B	26,600	1,705,592
		2,831,944
Airlines - 0.2%
AirTran Holdings, Inc. (a)	66,221	158,930
Delta Air Lines, Inc. (a)	58,100	472,353
Northwest Airlines Corp. (a)	69,900	683,622
UAL Corp.	75,600	839,916
US Airways Group, Inc. (a)	42,500	360,825
		2,515,646
Building Products - 0.5%
Masco Corp.	102,100	1,946,026
Owens Corning (a)	137,500	3,326,125
		5,272,151
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. (a)	46,400	393,936
Allied Waste Industries, Inc. (a)	246,000	3,306,240
Avery Dennison Corp.	13,500	651,240
Consolidated Graphics, Inc. (a)	12,500	485,875
Copart, Inc. (a)	15,300	673,353
Equifax, Inc.	32,900	1,162,357
GeoEye, Inc. (a)	53,400	1,321,650
Manpower, Inc.	3,100	148,986
R.R. Donnelley & Sons Co.	40,400	1,126,352
The Brink's Co.	9,900	690,822
		9,960,811
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	14,900	477,098
Dycom Industries, Inc. (a)	35,600	570,668
Great Lakes Dredge & Dock Corp.	291,096	2,180,309
		3,228,075
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Acuity Brands, Inc.	14,300	$ 622,193
Cooper Industries Ltd. Class A	22,400	1,067,136
		1,689,329
Machinery - 0.7%
Colfax Corp.	10,300	253,277
Cummins, Inc.	40,200	2,619,432
Eaton Corp.	12,600	922,068
Ingersoll-Rand Co. Ltd. Class A	42,500	1,569,525
Navistar International Corp. (a)	10,300	571,650
Pentair, Inc.	62,137	2,283,535
		8,219,487
Marine - 0.2%
Genco Shipping & Trading Ltd.	19,400	1,217,156
Safe Bulkers, Inc.	34,500	656,880
		1,874,036
Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	45,000	2,745,044
Con-way, Inc.	21,763	1,068,563
J.B. Hunt Transport Services, Inc.	80,300	2,926,935
Knight Transportation, Inc.	73,900	1,322,071
Old Dominion Freight Lines, Inc. (a)	16,725	556,441
P.A.M. Transportation Services, Inc. (a)	36,863	542,992
		9,162,046
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc.:
Class A (a)	128,703	1,697,593
Class B (a)	17,800	231,222
		1,928,815
TOTAL INDUSTRIALS		63,055,686
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	80,600	1,938,430
Juniper Networks, Inc. (a)	70,300	1,806,710
Nokia Corp. sponsored ADR	86,200	2,169,654
Powerwave Technologies, Inc. (a)	48,400	244,420
		6,159,214
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.8%
International Business Machines Corp.	30,300	$ 3,688,419
NCR Corp. (a)	126,200	3,339,252
SanDisk Corp. (a)	125,215	1,810,609
		8,838,280
Electronic Equipment & Instruments - 2.4%
Agilent Technologies, Inc. (a)	26,200	910,712
Amphenol Corp. Class A	196,900	9,356,688
Arrow Electronics, Inc. (a)	90,200	2,993,738
Avnet, Inc. (a)	102,000	2,993,700
Cogent, Inc. (a)	102,700	1,129,700
Flextronics International Ltd. (a)	229,700	2,048,924
Ingram Micro, Inc. Class A (a)	205,550	3,886,951
Mellanox Technologies Ltd. (a)	95,600	1,158,672
Tyco Electronics Ltd.	53,525	1,761,508
		26,240,593
Internet Software & Services - 0.4%
eBay, Inc. (a)	64,600	1,610,478
VeriSign, Inc. (a)	83,900	2,682,283
		4,292,761
IT Services - 0.9%
Accenture Ltd. Class A	41,200	1,704,032
CACI International, Inc. Class A (a)	12,800	648,320
Fidelity National Information Services, Inc.	18,000	393,300
Lender Processing Services, Inc.	26,900	895,770
SRA International, Inc. Class A (a)	51,700	1,213,916
The Western Union Co.	47,500	1,311,950
Visa, Inc.	52,600	3,992,340
		10,159,628
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	110,300	1,976,576
ASML Holding NV (NY Shares)	53,000	1,253,450
Broadcom Corp. Class A (a)	83,500	2,009,010
Fairchild Semiconductor International, Inc. (a)	105,600	1,324,224
FormFactor, Inc. (a)	67,894	1,302,886
Hittite Microwave Corp. (a)	61,459	2,175,034
Infineon Technologies AG sponsored ADR (a)	76,100	647,611
Intersil Corp. Class A	46,400	1,087,152
Lam Research Corp. (a)	40,700	1,496,132
Maxim Integrated Products, Inc.	59,500	1,222,725
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc.	58,100	$ 1,859,781
Micron Technology, Inc. (a)	380,500	1,613,320
NEC Electronics Corp. (a)	42,200	1,068,746
NVIDIA Corp. (a)	151,200	1,911,168
ON Semiconductor Corp. (a)	379,300	3,591,971
Skyworks Solutions, Inc. (a)	92,800	900,160
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	86,333	838,293
Teradyne, Inc. (a)	19,000	177,270
Tower Semicondutor Ltd. (a)	549,300	400,989
Varian Semiconductor Equipment Associates, Inc. (a)	54,400	1,757,120
Xilinx, Inc.	28,200	732,636
		29,346,254
Software - 0.1%
Oracle Corp. (a)	38,400	842,112
Synchronoss Technologies, Inc. (a)	58,600	741,876
		1,583,988
TOTAL INFORMATION TECHNOLOGY		86,620,718
MATERIALS - 1.4%
Chemicals - 0.6%
Albemarle Corp.	67,056	2,664,805
Arkema	19,600	947,386
Celanese Corp. Class A	82,100	3,165,776
Nalco Holding Co.	900	20,583
Tronox, Inc. Class A	71,800	43,080
		6,841,630
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	60,277	2,688,354
Pactiv Corp. (a)	47,700	1,281,699
Rock-Tenn Co. Class A	20,000	733,600
		4,703,653
Metals & Mining - 0.4%
Alcoa, Inc.	15,900	510,867
Barrick Gold Corp.	13,300	462,767
Carpenter Technology Corp.	10,800	419,148
Freeport-McMoRan Copper & Gold, Inc. Class B	10,200	911,064
Goldcorp, Inc.	13,800	469,378
Kinross Gold Corp.	27,600	454,824
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	10,300	$ 464,530
United States Steel Corp.	500	66,535
		3,759,113
TOTAL MATERIALS		15,304,396
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	373,015	11,932,750
CenturyTel, Inc.	28,689	1,108,256
FairPoint Communications, Inc. (e)	3,637	32,187
Verizon Communications, Inc.	144,800	5,085,376
		18,158,569
UTILITIES - 2.4%
Electric Utilities - 1.1%
Entergy Corp.	16,800	1,736,952
Exelon Corp.	77,700	5,902,092
PPL Corp.	106,411	4,657,609
		12,296,653
Multi-Utilities - 1.3%
OGE Energy Corp.	42,200	1,422,140
Public Service Enterprise Group, Inc.	99,700	4,064,769
Sempra Energy	63,600	3,683,712
Wisconsin Energy Corp.	96,400	4,508,628
		13,679,249
TOTAL UTILITIES		25,975,902
TOTAL COMMON STOCKS (Cost $731,125,252)		733,794,342
Preferred Stocks - 16.9%

Convertible Preferred Stocks - 5.8%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	12,075
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
CONSUMER DISCRETIONARY - continued
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	10,100	$ 207,050
Interpublic Group of Companies, Inc. 5.25%	1,200	1,012,912
		1,219,962
TOTAL CONSUMER DISCRETIONARY		1,232,037
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Archer Daniels Midland Co. 6.25%	20,700	725,742
Bunge Ltd. 5.125%	3,000	2,521,209
		3,246,951
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp. 4.50%	20,500	2,503,563
El Paso Corp. 4.99%	6,000	8,188,598
		10,692,161
FINANCIALS - 1.8%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	27,400	1,166,747
Commercial Banks - 0.7%
Huntington Bancshares, Inc. 8.50%	3,250	2,579,688
Wachovia Corp. 7.50%	5,923	4,863,375
		7,443,063
Diversified Financial Services - 0.9%
Bank of America Corp. Series L, 7.25%	7,347	6,667,403
Carriage Services Capital Trust 7.00% TIDES	45,000	1,473,750
CIT Group, Inc. Series C, 8.75%	26,600	1,409,800
		9,550,953
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	13,300	661,502
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	34,390	591,577
TOTAL FINANCIALS		19,413,842
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Kansas City Southern 5.125%	1,000	$ 1,818,800
MATERIALS - 1.0%
Chemicals - 0.6%
Celanese Corp. 4.25%	132,600	6,578,286
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,582	4,971,512
TOTAL MATERIALS		11,549,798
UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 0.7%
NRG Energy, Inc. 4.00% (f)	3,900	7,443,150
Multi-Utilities - 0.7%
CMS Energy Corp. 4.50%	116,000	8,256,880
TOTAL UTILITIES		15,700,030
TOTAL CONVERTIBLE PREFERRED STOCKS		63,653,619
Nonconvertible Preferred Stocks - 11.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	832,800
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
H.J. Heinz Finance Co. 8.00% (f)	30	2,850,000
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,614,375
FINANCIALS - 6.4%
Capital Markets - 1.2%
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,588,800
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	648,000
Series D, 4.00%	160,000	2,529,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	89,015	$ 1,359,259
Series C, 5.94%	40,000	1,100,000
Series D, 5.67%	34,900	986,274
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	277,700	3,324,069
Series H, 3.97%	70,000	744,800
Morgan Stanley Capital I Trust 6.60%	80,000	1,573,600
		13,854,402
Commercial Banks - 1.2%
ABN AMRO Capital Funding Trust V 5.90%	20,000	345,400
ABN Amro Capital Funding Trust VII 6.08%	40,400	723,160
Barclays Bank PLC Series 2	40,000	798,400
BNY Capital V 5.95%	115,000	2,369,000
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	1,500,000
Keycorp Capital IX 6.75%	40,000	604,000
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	712,400
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	554,000
6.50%	40,000	803,600
6.80%	160,000	3,416,000
USB Capital XII 6.30%	80,000	1,668,000
		13,493,960
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	48,000
Diversified Financial Services - 0.7%
Bank of America Corp.:
Series D, 6.204%	20,000	388,200
Series E, 4.00%	40,000	612,800
Series H, 8.20%	80,000	1,964,000
CIT Group, Inc. Series B, 5.189%	15,000	615,000
Deutsche Bank Capital Funding Trust VIII 6.375%	80,000	1,665,600
General Electric Capital Corp. 6.05%	80,000	2,006,400
		7,252,000
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	1,461,600
MetLife, Inc. Series A, 4.39%	40,000	681,600
		2,143,200
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co. Series V, 8.00%	79,000	$ 1,735,630
Hospitality Properties Trust:
Series B, 8.875%	125,000	2,562,500
Series C, 7.00%	100,000	1,575,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	474,000
Public Storage Series M, 6.625%	80,000	1,661,600
Vornado Realty Trust Series E, 7.00%	40,000	888,400
		8,897,130
Thrifts & Mortgage Finance - 2.3%
Countrywide Capital V 7.00%	80,000	1,220,000
Fannie Mae:
Series E, 5.10%	27,562	413,430
Series H, 5.81%	71,200	1,459,600
Series I, 5.375%	5,000	94,250
Series L, 5.125%	140,900	2,670,055
Series N, 5.50%	92,650	1,964,180
Series O, 7.00%	42,200	907,300
Series R, 7.65%	40,000	546,800
Series S, 8.25%	120,000	1,722,000
Series T, 8.25%	40,000	561,200
Freddie Mac:
5.30%	40,000	540,000
Series F, 5.00%	68,500	1,123,400
Series H, 5.10%	10,300	173,040
Series K, 5.79%	25,200	463,680
Series O, 5.81%	19,500	355,875
Series R, 5.70%	117,000	2,135,250
Series S, 4.00%	10,000	136,500
Series U, 5.90%	40,000	409,600
Series V, 5.57%	566,000	5,377,000
Series W, 5.66%	161,600	1,502,880
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	1,280,000
		25,056,040
TOTAL FINANCIALS		70,744,732
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	787,149
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
MATERIALS - continued
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	$ 435,840
TOTAL MATERIALS		1,222,989
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.375%	281,800	7,160,538
UTILITIES - 3.4%
Electric Utilities - 3.0%
Alabama Power Co.:
4.60%	2,000	142,000
5.20%	120,000	2,596,800
5.30%	88,600	1,949,200
5.625%	80,000	1,680,000
6.45%	80,000	1,860,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	965,000
Duquesne Light Co. 6.50%	106,050	4,242,000
FPL Group Capital Trust I 5.875%	20,000	479,600
FPL Group Capital, Inc. Series E, 7.45%	80,000	2,089,600
Mid-American Energy Co. 4.40%	5,000	325,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	350,675
Series B, 5.50%	61,900	1,470,125
Series D 5.00%	69,200	1,435,900
PPL Electric Utilities Corp. 6.25%	230,000	5,290,000
Southern California Edison Co.:
4.78%	46,500	932,325
6.125%	35,000	3,150,000
Series B, 4.08%	27,271	484,060
Series C:
4.24%	94,600	1,712,260
6.00%	20,000	1,560,000
Series D, 4.32%	15,000	280,500
		32,995,045
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	291,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	$ 2,456,574
San Diego Gas & Electric Co. 1.70%	67,548	1,768,913
		4,225,487
TOTAL UTILITIES		37,511,532
TOTAL NONCONVERTIBLE PREFERRED STOCKS		122,936,966
TOTAL PREFERRED STOCKS (Cost $241,444,643)		186,590,585
Investment Companies - 0.2%

Ares Capital Corp. (Cost $2,370,235)	144,312	1,744,732
Preferred Securities - 0.2%
	Principal Amount
FINANCIALS - 0.2%
Commercial Banks - 0.2%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	1,991,440
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	1,000,000	692,474
		2,683,914
TOTAL PREFERRED SECURITIES (Cost $4,000,000)		2,683,914
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	14,449,389	14,449,389
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	2,776,286	2,776,286
TOTAL MONEY MARKET FUNDS (Cost $17,225,675)		17,225,675
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.01%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $47,000)	$ 47,011	$ 47,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,150,200,932)		1,100,325,287
NET OTHER ASSETS - 0.0%		251,282
NET ASSETS - 100%		$ 1,100,576,569
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,786,829 or 4.4% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$47,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 7,482
Banc of America Securities LLC	9,580
Deutsche Bank Securities, Inc.	20,358
ING Financial Markets LLC	4,790
J.P. Morgan Securities, Inc.	4,790
$ 47,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 473,965
Fidelity Securities Lending Cash Central Fund	161,766
Total	$ 635,731
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,100,325,287	$ 844,926,249	$ 255,399,038	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 1,085,056
Total Realized Gain (Loss)	391,743
Total Unrealized Gain (Loss)	(333,463)
Cost of Purchases	-
Proceeds of Sales	(1,143,336)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,171,240,574. Net unrealized depreciation aggregated $70,915,287, of which $103,023,551 related to appreciated investment securities and $173,938,838 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2008